Income Taxes (Details)	6 Months Ended
Jun. 30, 2022
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Income tax rate percentage	16.50%
United Kingdom [Member]
Income Taxes (Details) [Line Items]
Income tax rate percentage	19.00%
Singapore [Member]
Income Taxes (Details) [Line Items]
Income tax rate percentage	17.00%
United States [Member]
Income Taxes (Details) [Line Items]
Income tax rate percentage	21.00%
Canada [Member]
Income Taxes (Details) [Line Items]
Income tax rate percentage	15.00%
Ireland [Member]
Income Taxes (Details) [Line Items]
Income tax rate percentage	12.50%